SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Additional Information) (Details)		1 Months Ended		12 Months Ended			56 Months Ended	75 Months Ended
	Apr. 23, 2018 USD ($) $ / shares	Apr. 30, 2018 USD ($) $ / shares shares	Oct. 31, 2016 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 30, 2022 USD ($)	Apr. 15, 2022 shares	Jan. 01, 2022 USD ($)	Oct. 31, 2021 USD ($)	Sep. 01, 2020 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Oct. 01, 2018 USD ($) shares	Sep. 30, 2018 USD ($) $ / shares shares	May 04, 2018 USD ($)	Nov. 30, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent				$ 1,091,231,000	$ 982,327,000	$ 795,651,000	$ 1,091,231,000	$ 1,091,231,000
New shares issued (in shares) | shares				10,786		6,869	10,786	10,786
Common stock, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01						$ 0.01			$ 0.01		$ 0.01
Options exercised (in shares) | shares				85,500	129,000	17,500
Payments in lieu of issuing shares					$ 100,000
Average exercise price per share (in dollars per share) | $ / shares				$ 8.87	$ 7.48	$ 8.63
Intrinsic value of exercised options				$ 100,000	$ 100,000	$ 200,000
Proceeds from Issuance of Common Stock				0	89,280,000	61,485,000
Long-term debt				2,213,636,000	1,903,755,000		$ 2,213,636,000	$ 2,213,636,000
Repurchase of bonds				0	215,098,000	66,570,000
Common stock, value authorized				$ 3,000,000	$ 3,000,000		$ 3,000,000	$ 3,000,000					$ 3,000,000	$ 2,000,000		$ 2,000,000	$ 1,500,000
Common shares, authorized (in shares) | shares				300,000,000	300,000,000		300,000,000	300,000,000					300,000,000	200,000,000		200,000,000	150,000,000
Increase in authorized common stock (in shares) | shares														100,000,000			50,000,000
Total authorized for share lending arrangement (in shares) | shares		7,000,000
Cumulative Effect, Period Of Adoption, Adjustment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent											$ (1,600,000)
Contributed surplus
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent				$ 424,562,000	$ 461,818,000	539,370,000	$ 424,562,000	$ 424,562,000							$ 648,764,000
Dividends declared				37,256,000	77,552,000	109,394,000
Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent				616,554,000	621,037,000	531,382,000	616,554,000	616,554,000							469,426,000
Payments in lieu of issuing shares				0	(97,000)	0
Additional paid-in capital | Cumulative Effect, Period Of Adoption, Adjustment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent					(5,863,000)						(5,900,000)
Retained earnings / (accumulated deficit)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent				40,015,000	(92,720,000)	(257,063,000)	$ 40,015,000	$ 40,015,000							0
Dividends declared				$ 74,318,000	0	0
Retained earnings / (accumulated deficit) | Cumulative Effect, Period Of Adoption, Adjustment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent					4,285,000						$ 4,300,000				$ (32,638,000)
Senior unsecured convertible bonds due 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion price (in dollars per share) | $ / shares				$ 15.1973			$ 15.1973	$ 15.1973
Aggregate debt amount			$ 225,000,000
Senior unsecured convertible bonds due 2021 | Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023				$ 4,600,000
$4.875% unsecured convertible bonds due 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023		$ 7,900,000			$ (100,000)
$4.875% unsecured convertible bonds due 2023 | Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023	$ 7,900,000
General share lending agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares loaned to affiliate (in shares) | shares																			8,000,000
Senior unsecured convertible bonds due 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate (as a percent)			5.75%		5.75%
Long-term debt												$ 144,700,000
Conversion price (in dollars per share) | $ / shares			$ 17.7747
Debt instrument, convertible, conversion ratio			0.0562596000					0.0658012000
Repurchase of bonds					$ 67,600,000
Total allocated as the reacquisition of the equity component					400,000
Shares loaned to affiliate (in shares) | shares		3,765,842
$4.875% unsecured convertible bonds due 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate (as a percent)	4.875%			4.875%			4.875%	4.875%
Long-term debt				$ 137,900,000	137,900,000		$ 137,900,000	$ 137,900,000
Conversion price (in dollars per share) | $ / shares	$ 18.93			$ 11.76			$ 11.76	$ 11.76
Debt instrument, convertible, conversion ratio	0.0528157000						0.0850332000
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023				$ 800,000	6,700,000	6,800,000
Repurchase of bonds					2,000,000	8,400,000
Total allocated as the reacquisition of the equity component					$ 100,000	$ 300,000
Aggregate debt amount	$ 150,000,000																	$ 14,000,000
Shares loaned to affiliate (in shares) | shares				3,765,842			3,765,842	3,765,842
Dividend Reinvestment Plan (DRIP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend reinvestment plan, maximum number of shares authorized (in shares) | shares										10,000,000
At The Market
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity distribution agreement, maximum value of shares authorized									$ 100,000,000
At The Market and Dividend Reinvestment Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New shares issued (in shares) | shares				0	10,700,000	8,400,000	0	0
Proceeds from Issuance of Common Stock					$ 89,400,000	$ 61,500,000
Premium on issuance of new shares					$ 89,300,000	$ 61,400,000